UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices) (Zip code)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Schedule of Investments

March 31, 2007

(Unaudited)

		Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets

Common Stocks

Aerospace & Military Technology
Boeing Company	260	$21,825	$23,117		120	$9,624	$10,669
United Technologies Corporation	940	56,966	61,100		430	23,119	27,950

		78,791	84,217	2.8%		32,743	38,619	2.8%

Agriculture
Monsanto Company	650	27,494	35,723	1.2%	300	12,982	16,488	1.2%

Beverages
PepsiCo, Inc.	760	44,609	48,306	1.6%	350	18,346	22,246	1.6%

Broadcasting & Media
News Corporation	1,520	30,579	35,142	1.2%	700	13,972	16,184	1.2%

Computer Systems & Services
Adobe Systems, Inc. *	1,220	46,922	50,874		560	21,274	23,352
Apple Computer, Inc. *	330	21,799	30,660		150	10,736	13,936
Automatic Data Processing, Inc.	430	19,496	20,812		200	9,238	9,680
Dell, Inc. *	570	14,536	13,230		260	6,529	6,035
eBay, Inc. *	870	27,498	28,841		400	13,241	13,260
Electronic Arts, Inc. *	430	23,623	21,655		200	11,088	10,072
EMC Corporation *	2,870	40,110	39,750		1,320	18,381	18,282
First Data Corporation	2,310	56,645	62,138		1,060	26,727	28,514
Google, Inc., Class A *	135	54,324	61,852		60	25,239	27,490
Hewlett Packard Company	540	22,945	21,676		250	9,079	10,035
International Game Technology	800	31,832	32,304		370	13,865	14,941
Microsoft Corporation	2,170	56,073	60,478		1,000	26,201	27,870
Oracle Corporation *	4,440	75,464	80,496		2,040	29,524	36,985
Yahoo!, Inc. *	890	29,392	27,848		410	13,622	12,829

		520,659	552,614	18.4%		234,744	253,281	18.1%

Conglomerate
Danaher Corporation	330	23,464	23,579		150	10,663	10,718
General Electric Company	2,500	86,602	88,400		1,150	40,062	40,664

		110,066	111,979	3.7%		50,725	51,382	3.7%

Consumer Goods & Services
Altria Group, Inc.	330	25,275	27,442		150	11,809	13,172
Colgate-Palmolive Company	410	27,367	27,384		190	11,593	12,690
Comcast Corporation	690	20,338	17,906		315	9,401	8,174
NIKE, Inc.	390	34,411	41,441		180	15,384	19,127
Proctor & Gamble Company	1,480	84,727	93,477		680	38,876	42,949

		192,118	207,650	6.9%		87,063	96,112	6.9%

Electronics
Harman International	280	29,015	26,902	0.9%	130	13,397	12,490	0.9%

Energy Services
Exxon Mobil Corporation	270	17,810	20,372		125	8,224	9,431
GlobalSantaFe Corporation	760	38,145	46,877		350	13,736	21,588
Noble Corporation	350	27,668	27,538		160	11,742	12,589
Schlumberger, Ltd.	280	17,380	19,348		130	8,031	8,983
Praxair, Inc.	500	30,842	31,480		230	14,310	14,481

		131,845	145,615	4.9%		56,043	67,072	4.8%

Schedule of Investments (continued)

March 31, 2007

(Unaudited)

		Series Q (Qualified)				Series N (Non-Qualified)
	Number			% of	Number			% of
	Of		Market	Net	Of		Market	Net
	Shares	Cost	Value	Assets	Shares	Cost	Value	Assets
Common Stocks-Continued

Financial Institutions
American Express Company	650	$33,682	$36,660		300	$15,287	$16,920
Bank of New York Company, Inc.	650	27,522	26,358		300	12,713	12,165
Charles Schwab Corporation	2,200	40,922	40,237		1,010	17,614	18,473
Fidelity National Info. Services, Inc.	370	17,406	16,820		170	8,065	7,728
Goldman Sachs Group, Inc.	90	16,509	18,597		40	7,250	8,265
JPMorgan Chase & Company	650	31,332	31,447		300	13,804	14,514
Merrill Lynch & Company, Inc.	150	9,187	12,251		70	4,189	5,717
Moody’s Corporation	350	21,265	21,721		160	9,690	9,930
Morgan Stanley	280	22,564	22,053		130	8,730	10,239
UBS AG	520	29,360	30,904		240	13,529	14,263
SLM Corporation	390	18,885	15,951		180	9,510	7,362
State Street Corporation	830	56,243	53,742		380	24,820	24,604
Western Union Company	1,000	20,687	21,950		460	9,859	10,097

		345,564	348,691	11.6%		155,060	160,277	11.5%

Food Services
Nestle SA	370	32,689	35,858		170	14,797	16,475
Kraft Foods, Inc.	50	1,511	1,586

		34,200	37,444	1.2%		14,797	16,475	1.2%

Health Services
UnitedHealth Group, Inc.	390	24,171	20,658	0.7%	180	11,477	9,535	0.7%

Leisure & Tourism
Harrah’s Entertainment, Inc.	200	14,822	16,890		90	6,502	7,601
Royal Caribbean Cruises, Ltd.	500	20,359	21,080		230	9,365	9,697

		35,181	37,970	1.3%		15,867	17,298	1.2%

Machinery
Deere & Company	200	16,255	21,728		90	7,315	9,778
Rockwell Automation, Inc.	850	51,157	50,890		390	25,633	23,349

		67,412	72,618	2.4%		32,948	33,127	2.4%

Manufacturing
Precision Castparts Corporation	310	25,786	32,256	1.1%	140	9,831	14,567	1.0%

Medical & Health Products
Allergan, Inc.	390	42,132	43,220		180	19,479	19,948
Amgen, Inc. *	960	67,577	53,645		440	28,343	24,587
Baxter International, Inc.	650	26,070	34,236		300	11,387	15,801
Cardinal Health, Inc.	350	25,259	25,533		160	11,558	11,672
Celgene Corporation *	280	11,533	14,689		130	5,153	6,820
DENTSPLY International, Inc.	810	25,257	26,528		370	11,073	12,118
Eli Lilly and Company	590	32,866	31,689		270	15,387	14,502
Genzyme Corporation *	1,020	68,680	61,220		470	27,444	28,209
Johnson & Johnson	1,070	65,377	64,477		490	28,862	29,527
Medtronic, Inc.	1,260	68,240	61,816		580	30,649	28,455
Roche Holdings, Ltd. ADR	440	33,104	38,745		200	14,929	17,611
St Jude Medical, Inc. *	650	26,238	24,446		300	12,220	11,283
Wyeth	1,330	66,382	66,540		610	26,318	30,517

		558,715	546,784	18.2%		242,802	251,050	18.0%

Schedule of Investments (continued)

March 31, 2007

(Unaudited)

		Series Q (Qualified)				Series N (Non-Qualified)
	Number			% of	Number			% of
	Of		Market	Net	Of		Market	Net
	Shares	Cost	Value	Assets	Shares	Cost	Value	Assets
Common Stocks-Continued

Semiconductors
Applied Materials, Inc.	1,780	$32,336	$32,610		820	$14,769	$15,022
Intel Corporation	3,520	84,360	67,338		1,620	38,629	30,991
Marvell Technology Group, Ltd. *	1,300	34,853	21,853		600	16,592	10,086

		151,549	121,801	4.1%		69,990	56,099	4.0%

Stores
Coach, Inc. *	540	23,903	27,027		250	10,877	12,513
CVS/Caremark Corporation	1,360	44,636	46,430		630	19,323	21,508
Family Dollar Stores, Inc.	590	17,355	17,476		270	7,877	7,997
Lowe’s Companies, Inc.	1,040	32,154	32,750		480	14,310	15,115
Staples, Inc.	1,610	42,604	41,602		740	18,713	19,122
Target Corporation	800	40,638	47,408		370	15,636	21,926
W.W. Grainger, Inc.	220	16,617	16,993		100	7,538	7,724
Williams Sonoma, Inc.	670	29,018	23,758		310	12,917	10,993

		246,925	253,444	8.4%		107,191	116,898	8.4%

Telecommunications
Amdocs, Ltd. *	1,620	52,981	59,097		745	22,895	27,178
America Movil S.A.B. de CV	560	19,304	26,762		260	8,627	12,425
Cisco Systems, Inc. *	3,810	74,086	97,269		1,750	30,743	44,678
Corning, Inc. *	1,330	29,667	30,244		610	12,448	13,871
QUALCOMM, Inc.	650	24,983	27,729		300	11,157	12,798

		201,021	241,101	8.0%		85,870	110,950	8.0%

Transportation
FedEx Corporation	240	28,487	25,783		110	11,637	11,817
United Parcel Service, Inc.	330	23,347	23,133		150	10,612	10,515

		51,834	48,916	1.6%		22,249	22,332	1.6%

Total Common Stocks		2,907,534	3,009,831	100.2%		1,288,097	1,382,482	99.2%

Total Investments		$2,907,534	$3,009,831	100.2%		$1,288,097	$1,382,482	99.2%

Other Assets Less Liabilities			(6,583)	-0.2%			11,543	0.8%

Total Net Assets			$3,003,248	100.0%			$1,394,024	100.0%

*	Non – income producing security.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 24, 2007